shark13f93009
13F-HR
9/30/09
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  November 11, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    234,903

                                                                          FORM 13F INFORMATION TABLE
                             TITLE OF                  VALUE  SHARES/  SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS         CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------  --------  -------  ------- -------- -------- --------  ------  ------ -----

AMERICAN CAMPUS CMNTYS INC   COMMON STOCK   024835900  5370    200000     CALL     SOLE        0     0         0    0
ALCOA INC	             COMMON STOCK   013817101  4612    351513     SH       SOLE	       0     351513    0    0
AMDOCS LTD	             COMMON STOCK   G02602103  2694    100216     SH       SOLE	       0     100216    0    0
ARCTIC CAT INC		     COMMON STOCK   039670104  484     68517      SH       SOLE	       0     68517     0    0
AT&T INC		     COMMON STOCK   00206R102  2744    101588     SH       SOLE	       0     101588    0    0
BENCHMARK ELECTRS INC	     COMMON STOCK   08160H101  3624    201327     SH	   SOLE	       0     201327    0    0
CITIGROUP INC	     	     COMMON STOCK   172967901  2420    500000     CALL	   SOLE	       0     0         0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429109  4091    125411 	  SH	   SOLE	       0     125411    0    0
CISCO SYS INC	             COMMON STOCK   17275R102  3890    165245     SH	   SOLE	       0     165245    0    0
COHERENT INC	             COMMON STOCK   192479103  2145    92000      SH	   SOLE	       0     92000     0    0
COMTECH TELECOMMUNICATIONS C COMMON STOCK   205826209  6713    202067     SH	   SOLE	       0     202067    0    0
CBRL GROUP INC	             COMMON STOCK   12489V106  2592    75340 	  SH       SOLE	       0     75340     0    0
DOVER CORP	             COMMON STOCK   260003108  94      62800 	  SH       SOLE	       0     62800     0    0
LILLY ELI & CO	             COMMON STOCK   532457108  3303    100000 	  SH       SOLE	       0     100000    0    0
EXXON MOBIL CORP       	     COMMON STOCK   30231G102  2435    35493 	  SH       SOLE	       0     35493     0    0
FAIR ISAAC CORP              COMMON STOCK   303250104  1075    50000 	  SH	   SOLE	       0     50000     0    0
GENERAL DYNAMICS CORP	     COMMON STOCK   369550108  5647    87418 	  SH	   SOLE	       0     87418     0    0
INTERNATIONAL BUSINESS MACHS COMMON STOCK   459200101  3657    30571      SH	   SOLE	       0     30571     0    0
ISHARES TR		     DJ US REAL EST 464287739  20044   469733     SH	   SOLE	       0     469733    0    0
ISHARES TR                   RUSSELL 2000   464287655  27694   459721     SH	   SOLE	       0     459721    0    0
JDA SOFTWARE GROUP INC       COMMON STOCK   46612K108  440     20043      SH       SOLE	       0     20043     0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160104  4204    69035      SH	   SOLE	       0     69035     0    0
LEXMARK INTL NEW	     COMMON STOCK   529771107  4308    200000     SH	   SOLE	       0     200000    0    0
LEXMARK INTL NEW	     COMMON STOCK   529771907  15078   700000     CALL	   SOLE	       0     0         0    0
LOCKHEED MARTIN CORP	     COMMON STOCK   539830109  9760    125000     SH	   SOLE	       0     125000    0    0
MARINEMAX INC	             COMMON STOCK   567908108  248     31816      SH	   SOLE	       0     31816     0    0
MEMC ELECTR MATLS INC        COMMON STOCK   552715104  1663    100000     SH	   SOLE	       0     100000    0    0
MCGRAW HILL COS INC          COMMON STOCK   580645959  8799    350000     PUT	   SOLE	       0     0         0    0
MICROSOFT CORP      	     COMMON STOCK   594918104  3675    142895     SH	   SOLE	       0     142895    0    0
ORACLE CORP	             COMMON STOCK   68389X105  6097    292541     SH	   SOLE	       0     292541    0    0
PALL CORP	             COMMON STOCK   696429307  3118    96587 	  SH       SOLE	       0     96587     0    0
PENN WEST ENERGY TR          TR UNIT        707885109  2399    151437     SH       SOLE        0     151437    0    0
PEPSICO INC		     COMMON STOCK   713448108  6841    116617	  SH	   SOLE	       0     116617    0    0
PROCTER & GAMBLE CO          COMMON STOCK   742718109  3161    54581      SH	   SOLE	       0     54581     0    0
SARA LEE CORP                COMMON STOCK   803111103  7250    650823     SH	   SOLE	       0     650823    0    0
SARA LEE CORP                COMMON STOCK   803111903  21558   1935200    CALL	   SOLE	       0     0         0    0
SPDR GOLD TRUST	             GOLD SHS       81211K950  6141    62123      SH	   SOLE	       0     62123     0    0
SRA INTL INC	      	     CLASS A 	    78464R105  4373    202528 	  SH       SOLE	       0     202528    0    0
STAPLES INC		     COMMON STOCK   855030102  4831    208095     SH	   SOLE	       0     208095    0    0
SYMANTEC CORP	             COMMON STOCK   871503108  5383    326861     SH	   SOLE	       0     326861    0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L 879403780  1900    108963 	  SH       SOLE	       0     108963    0    0
TESORO CORP                  COMMON STOCK   88157K101  1674    111766     SH       SOLE        0     111766    0    0
THERMO FISHER SCIENTIFIC INC COMMON STOCK   883556102  3813    87303      SH       SOLE        0     87303     0    0
WAL MART STORES INC	     COMMON STOCK   931142103  2861    58285      SH	   SOLE	       0     58285     0    0
S REPORT SUMMARY             48 DATA RECORDS          234903  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       9/30/09
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             48
               Total Records   			48
               Total Omitted                    0
Report Market Value x($1000)                	234,903
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value